Annual Total Returns - BlackRock National Municipal Fund (Investor A, Institutional and Investor C) [BarChart] - Investor A, C and Institutional - BlackRock National Municipal Fund - Investor A Shares	Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	2.94%
Annual Return 2011	11.36%
Annual Return 2012	9.63%
Annual Return 2013	(3.19%)
Annual Return 2014	10.06%
Annual Return 2015	3.35%
Annual Return 2016	0.15%
Annual Return 2017	5.15%
Annual Return 2018	0.36%
Annual Return 2019	7.11%